Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	41 Months Ended
	May 31, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Dec. 31, 2020
Parvin Hedged Equity Solari World Fund
Account Value [Line Items]
Account Value	$ 9,551	$ 9,551	$ 8,878	$ 8,920	$ 9,255	$ 10,143	$ 9,890	$ 10,100	$ 10,000
Average Annual Return, Percent	7.07%	(1.34%)
MSCI All Country World Index
Account Value [Line Items]
Account Value	$ 13,091	$ 13,091	$ 11,444	$ 10,545	$ 10,164	$ 10,400	$ 11,442	$ 11,105	$ 10,000
Average Annual Return, Percent	24.14%	8.21%